Employee Compensation Plans (Details) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2013	Jul. 31, 2014
Employee compensation plans
Shares available for grant	1,861,623	311,912
Stock options
Employee compensation plans
Shares available for grant	1,861,623
Number of additional share-based compensation plans	3	2
Awards expiring during the year ending December 31, 2015, unless exercised	120,637	133,578
Number of Shares
Balance at the beginning of the period (in shares)	1,291,917	1,907,568	1,926,399
Granted (in shares)	463,008	868	4,128
Exercised (in shares)	(36,752)	(42,823)	(22,959)
Cancelled (in shares)		(379,940)
Expired (in shares)	(210,043)	(175,456)
Forfeited (in shares)	(19,956)	(18,300)
Balance at the end of the period (in shares)	1,488,174	1,291,917	1,907,568
Vested and Expected to Vest, at the end of the period (in shares)	1,455,504	1,253,111
Exercisable, at the end of the period (in shares)	800,306	982,810
Weighted-Average Exercise Price
Balance at the beginning of the period (in dollars per share)	$ 4.3194	$ 3.4362	$ 3.4178
Granted (in dollars per share)	$ 5.9434	$ 4.9450	$ 6.4998
Exercised (in dollars per share)	$ 1.4895	$ 1.7664	$ 2.3069
Cancelled (in dollars per share)		$ 1.1500
Expired (in dollars per share)	$ 4.1992	$ 1.9412
Forfeited (in dollars per share)	$ 7.0579	$ 6.8724
Balance at the end of the period (in dollars per share)	$ 4.8753	$ 4.3194	$ 3.4362
Vested and Expected to Vest, at the end of the period (in dollars per share)	$ 4.8278	$ 4.2366
Exercisable, at the end of the period (in dollars per share)	$ 3.5642	$ 3.4707
Stock options | Maximum
Employee compensation plans
Vesting period	4 years	4 years
Expiration period	10 years	10 years
2013 Plan | Stock options
Employee compensation plans
Common stock authorized for issuance (in shares)				530,674
Shares available for grant		311,912
2001 Stock Plan | Stock options
Employee compensation plans
Common stock authorized for issuance (in shares)	402,530	172,532
Decrease in shares available for issuance under the Plan				530,674
2014 Plan
Employee compensation plans
Common stock authorized for issuance (in shares)					1,782,500
Automatic increase in shares reserved for issuance on first business day of each of fiscal year as a percentage of shares actually issued and outstanding on last business day of prior fiscal year					4.00%
2014 Plan | Maximum
Employee compensation plans
Number of shares reserved under clauses (2) and (3)					1,070,687
Automatic increase in shares reserved for issuance on first business day of each of fiscal year					1,426,000